CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Trade accounts and notes receivable, allowance for doubtful accounts, current	¥ 25,925	¥ 50,110
Model AA Class Shares, no par value
Model AA Class Shares, authorized	150,000,000	150,000,000
Model AA Class Shares, issued	47,100,000	47,100,000
Common stock, no par value
Common stock, authorized	10,000,000,000	10,000,000,000
Common stock, issued	3,262,997,492	3,262,997,492
Treasury stock, shares	353,073,500	288,274,636
Total number of authorized shares for common stock and Model AA Class Shares	10,000,000,000	10,000,000,000